Offerings	Sep. 05, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01476%
Offering Note	Note 1.a.: Omitted pursuant to Form S-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2(A)(iii)(c). Note 1.b.: An indeterminate aggregate initial offering price, principal amount or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices or upon conversion, exchange or exercise of securities registered hereunder to the extent any such securities are, by their terms, convertible into, or exchangeable or exercisable for, such securities, including such securities as may be issued pursuant to anti-dilution adjustments determined at the time of the offering. Securities registered hereunder may be sold either separately or as units comprised of more than one type of security registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units. In accordance with Rule 456(b) and Rule 457(r), the Registrant is deferring payment of all of the registration fees and will pay any applicable registration fees on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.0001 per share
Fee Rate	0.01476%
Offering Note	See Note 1.a and 1.b above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	See Note 1.a and 1.b above.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01476%
Offering Note	See Note 1.a and 1.b above.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01476%
Offering Note	See Note 1.a and 1.b above.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	665,919
Maximum Aggregate Offering Price	$ 19,684,565.64
Carry Forward Form Type	S-3
Carry Forward File Number	333-259417
Carry Forward Initial Effective Date	Sep. 09, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,287.35
Offering Note	As further described below, pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes 875,065 shares of common stock that were previously registered and remain unsold (the "Unsold Securities"). Accordingly, no registration fee is due. Pursuant to Rule 415(a)(6), this Registration Statement includes: * 665,919 shares of Unsold Securities previously registered pursuant to the registration statement on Form S-3ASR (File No. 333-259417), which was automatically effective on September 9, 2021 (the "2021 Registration Statement"). These shares were previously registered pursuant to the registration statement on Form S-3ASR (File No. 333-206850), which was automatically effective on September 9, 2015 (the "2015 Registration Statement"), and then pursuant to the registration statement on Form S-3ASR (File No. 333-227231), which was automatically effective on September 7, 2018 (the "2018 Registration Statement"); and * 209,146 shares of Unsold Securities previously registered pursuant to the 2021 Registration Statement. The 2015 Registration Statement registered 18,492,903 shares of common stock with a proposed maximum aggregate offering price of $546,650,212.68, in respect of which the Registrant paid an aggregate registration fee of $63,520.75 (the "2015 Filing Fee"). Of such shares, a total of 1,473,903 unsold shares of common stock were subsequently registered pursuant to the 2018 Registration Statement, to which the 2015 Filing Fee in respect of such shares was carried forward to the 2018 Registration Statement. Of these shares, a total of 769,285 unsold shares of common stock were subsequently registered under the 2021 Registration Statement and the 2015 Filing Fee in respect of such shares was carried forward to the 2021 Registration Statement. In addition, 209,146 new shares of common stock with an aggregate offering price of $13,690,698.00 were registered under the 2021 Registration Statement, in respect of which the Registrant paid an aggregate registration fee of $1,494.00, which shares remain unsold (the "2021Filing Fee"). Pursuant to Rule 415(a)(6), $2,287.35 of the 2015 Filing Fee is hereby applied to the 665,919 shares of Unsold Securities carried forward and registered hereunder and the $1,494.00 2021 Filing Fee is hereby applied to the 209,146 shares of Unsold Securities carried forward and registered hereunder; as a result, no additional filing fee is due in respect of the Unsold Securities. In accordance with Rule 415(a)(6), the offering of securities registered under the 2021 Registration Statement will be terminated as of the time of filing of this Registration Statement.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	209,146
Maximum Aggregate Offering Price	$ 13,690,698.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-259417
Carry Forward Initial Effective Date	Sep. 09, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,494.00
Offering Note	As further described below, pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes 875,065 shares of common stock that were previously registered and remain unsold (the "Unsold Securities"). Accordingly, no registration fee is due. Pursuant to Rule 415(a)(6), this Registration Statement includes: * 665,919 shares of Unsold Securities previously registered pursuant to the registration statement on Form S-3ASR (File No. 333-259417), which was automatically effective on September 9, 2021 (the "2021 Registration Statement"). These shares were previously registered pursuant to the registration statement on Form S-3ASR (File No. 333-206850), which was automatically effective on September 9, 2015 (the "2015 Registration Statement"), and then pursuant to the registration statement on Form S-3ASR (File No. 333-227231), which was automatically effective on September 7, 2018 (the "2018 Registration Statement"); and * 209,146 shares of Unsold Securities previously registered pursuant to the 2021 Registration Statement. The 2015 Registration Statement registered 18,492,903 shares of common stock with a proposed maximum aggregate offering price of $546,650,212.68, in respect of which the Registrant paid an aggregate registration fee of $63,520.75 (the "2015 Filing Fee"). Of such shares, a total of 1,473,903 unsold shares of common stock were subsequently registered pursuant to the 2018 Registration Statement, to which the 2015 Filing Fee in respect of such shares was carried forward to the 2018 Registration Statement. Of these shares, a total of 769,285 unsold shares of common stock were subsequently registered under the 2021 Registration Statement and the 2015 Filing Fee in respect of such shares was carried forward to the 2021 Registration Statement. In addition, 209,146 new shares of common stock with an aggregate offering price of $13,690,698.00 were registered under the 2021 Registration Statement, in respect of which the Registrant paid an aggregate registration fee of $1,494.00, which shares remain unsold (the "2021Filing Fee"). Pursuant to Rule 415(a)(6), $2,287.35 of the 2015 Filing Fee is hereby applied to the 665,919 shares of Unsold Securities carried forward and registered hereunder and the $1,494.00 2021 Filing Fee is hereby applied to the 209,146 shares of Unsold Securities carried forward and registered hereunder; as a result, no additional filing fee is due in respect of the Unsold Securities. In accordance with Rule 415(a)(6), the offering of securities registered under the 2021 Registration Statement will be terminated as of the time of filing of this Registration Statement.